Consolidated Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital and capital reserve	Share based compensation reserve	Founder preferred shares dividend reserve	Translation reserve	Other reserves	(Accumulated deficit reserve)/ Retained earnings	Equity attributable to owners of the parent	Non-controlling interests
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs					€ 0.0
Equity	€ 2,556.7	€ 2,095.4	€ 22.6	€ 370.1	94.8	€ (13.2)	€ (11.8)	€ 2,557.9	€ (1.2)
Equity (restated)					94.8
Profit (loss)	225.1						225.2	225.2	(0.1)
Other comprehensive loss for the year	(40.9)				(10.1)	(11.3)	(19.5)	(40.9)
Comprehensive income	184.2				(10.1)	(11.3)	205.7	184.3	(0.1)
Dividends recognised as distributions to owners		(124.6)		124.6
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity	0.0	0.7	(0.7)					0.0
Issue of equity	0.5	8.4	(7.9)					0.5
Repurchase of ordinary shares (in shares)	(608.6)	(608.6)						(608.6)
Share based payment charge	9.0		9.0					9.0
Reclassification of awards for settlement of tax liabilities	(14.7)		(14.7)					(14.7)
Non controlling interest through acquisition of subsidiary	(1.0)						(2.3)	(2.3)	1.3
Increase (decrease) through transactions with owners, equity	(614.8)	(474.9)	(14.3)	(124.6)			(2.3)	(616.1)	1.3
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs	0.0				1.6	(1.6)	0.0
Equity	2,126.1	1,620.5	8.3	245.5	84.7	(24.5)	191.6	€ 2,126.1	€ 0.0
Equity (restated)	2,126.1	1,620.5	8.3	245.5	86.3	(26.1)	191.6
Profit (loss)	181.0						181.0
Other comprehensive loss for the year	53.7				18.8	9.0	25.9
Comprehensive income	234.7				18.8	9.0	206.9
Deferred hedging gains transferred to the carrying value of inventory	27.6					27.6
Dividends recognised as distributions to owners		79.5		(79.5)
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity	0.0	0.6	(0.6)
Issue of equity	0.0	0.1	(0.1)
Repurchase of ordinary shares (in shares)	(77.6)	(77.6)
Share based payment charge	5.1		5.1
Reclassification of awards for settlement of tax liabilities	(16.9)		(5.8)				(11.1)
Increase (decrease) through transactions with owners, equity	(89.4)	2.6	(1.4)	(79.5)			(11.1)
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs					0.0
Equity	2,299.0	1,623.1	6.9	166.0	105.1	10.5	387.4
Equity (restated)					105.1
Profit (loss)	249.8						249.8
Other comprehensive loss for the year	130.7				(15.8)	64.5	82.0
Comprehensive income	380.5				(15.8)	64.5	331.8
Deferred hedging gains transferred to the carrying value of inventory	(55.2)					(55.2)
Increase (decrease) through other changes, equity				(166.0)			166.0
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity		0.4	(0.4)
Repurchase of ordinary shares (in shares)	(26.8)	(26.8)
Share based payment charge	8.1		8.1
Reclassification of awards for settlement of tax liabilities	0.6		(0.8)				1.4
Increase (decrease) through transactions with owners, equity	(18.1)	(26.4)	6.9	(166.0)			167.4
Equity	€ 2,606.2	€ 1,596.7	€ 13.8	€ 0.0	€ 89.3	€ 19.8	€ 886.6